Digital Assets	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Digital Assets

Note 4. Digital Assets

The following table sets forth the units held, cost basis and fair value of crypto assets held, as shown on the balance sheet as of June 30, 2026 and December 31, 2025, respectively (In thousands, except for crypto asset quantities):

	As of June 30, 2026
	Quantity	Cost Basis	Fair Value
Bitcoin	5,355	$493,260	$313,378
Total		$493,260	$313,378

	As of December 31, 2025
	Quantity	Cost Basis	Fair Value
Bitcoin	5,000	$466,797	$441,791
Total		$466,797	$441,791

The following table presents a reconciliation of the fair values of the Company’s digital assets for the six months ended June 30, 2026 (In thousands):

Fair value
Digital assets fair value as of December 31, 2025	$441,791
Purchase of digital assets	35,953
Sales of digital assets	(6,861)
Net unrealized loss on digital assets	(154,829)
Realized loss on digital assets	(2,676)
Digital assets fair value as of June 30, 2026	$313,378

Note 5. Digital Assets

The following table sets forth the units held, cost basis and fair value of crypto assets held, as shown on the balance sheet as of December 31, 2025:

The cost basis represents the average cost at the time the Company purchased the Bitcoin.

	Quantity	Cost Basis	Fair Value
BTC	5,000.47	$466,796,700	$441,791,316
Total		$466,796,700	$441,791,316

The following table presents a reconciliation of the fair values of the Company’s digital assets held for the period from June 17, 2025 (inception) through December 31, 2025, based on the fair value model under ASU 2023-08:

Fair value
Digital assets as of June 17, 2025 (inception)	$—
Purchase of digital assets	983,296,700
Sale of digital assets	(462,036,316)
Net realized loss on sale of digital assets	(54,463,684)
Net unrealized loss on digital assets	(25,005,384)
Digital assets fair value as of December 31, 2025	$441,791,316